PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 1,124,602	$ 717,373
Accumulated depreciation	(462,128)	(402,792)
Impairment	(7,933)	(17,601)
Property, plant and equipment, excluding construction in process, net	654,541	296,980
Construction in process	92,694	165,365
Property, plant and equipment, net	747,235	462,345
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	340,215	187,179
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	11,498	9,023
Machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	698,150	458,624
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	50,310	44,443
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	5,782	4,653
Land
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	18,647	13,451
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation expense	$ 88,931	$ 72,813	$ 80,642